Statement of Changes In Stockholders' Equity - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020		0
Issuance of Class B common stock to initial stockholders, shares			10,350,000
Issuance of Class B common stock to initial stockholders , value	25,000		$ 1,035	$ 23,965
Issuance of Class B common stock to Sponsor,Shares			10,350,000
Issuance of Class B common stock to Sponsor,Value	25,000		$ 1,035	23,965
Net income (loss)	(1,000)				$ (1,000)
Ending balance, value at Mar. 31, 2020	$ (24,000)		$ 1,035	23,965	(1,000)
Ending balance, shares at Mar. 31, 2020	10,350,000
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020		0
Issuance of Class B common stock to initial stockholders, shares			10,350,000
Issuance of Class B common stock to initial stockholders , value	$ 25,000		$ 1,035	23,965
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , shares	41,400,000	41,400,000
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , value	$ 268,735,631	$ 4,140		368,781,491
Class A Common stock subject to possible redemption , shares		(33,657,472)
Class A Common stock subject to possible redemption , value	(336,574,720)	$ (3,366)		(336,571,354)
Issuance of Class B common stock to Sponsor,Shares			10,350,000
Issuance of Class B common stock to Sponsor,Value	25,000		$ 1,035	23,965
Net income (loss)	(27,235,908)		(27,235,908)		(27,235,908)
Ending balance, value at Dec. 31, 2020	5,000,003	$ 774	$ 1,035	32,234,102	(27,235,908)
Ending balance, shares at Dec. 31, 2020		7,742,528	10,350,000
Change in value of common stock subject to possible redemption,Shares		(1,036,113)
Change in value of common stock subject to possible redemption,Value	(10,361,130)	$ (103)		(10,361,027)
Net income (loss)	10,361,129		$ 10,361,129		10,361,129
Ending balance, value at Mar. 31, 2021	$ 5,000,002	$ 671	$ 1,035	$ 21,873,075	$ (16,874,779)
Ending balance, shares at Mar. 31, 2021	10,350,000	6,706,415	10,350,000